Other Income/(Expense)	12 Months Ended
Dec. 31, 2022
Ocean Biomedical Inc [Member]
Other Income/(Expense)

8. Other Income/(Expense)

Other income/(expense) consisted of the following (in thousands):

	For the Year Ended	For the Year Ended
	December 31, 2021	December 31, 2022

Interest Expense, net	$—	$(1,243)
Gain/(loss) on Foreign Currency	(1)	5
Total other income/(expense)	$(1)	$(1,238)

Interest expense includes interest expense of $170,255 related to the Second Street Capital LLC debt, loss on the put option right of $250,000, an expense on the issuance of warrants of $824,013 net of interest income of approximately $1,000.